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       Supplement dated October 1, 1999 to Prospectus dated May 1, 1999 for M's Versatile Product Flexible Premium Variable Insurance Policies
                                ("Prospectus")
                   Issued by Pacific Life Insurance Company

  Effective immediately, the Accounting benefit rider described under "The death benefit: Optional riders" is available to owners of policies issued on or after October 1, 1999.

Form No. 15-21964-00